Note 27 - Capital and Reserves - Variation of Share Capital (Details) - Reconciliation Of Number Of Shares Member - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2017
Quantity of Issue Shares LineItems
Quantity of Shares in Issue	612,659,638	612,659,638	536,877,850
Number of Issuance of Shares	75,781,788